Non-controlling Interests (Tables)	6 Months Ended
Jun. 30, 2020
Noncontrolling Interest [Abstract]
Non-controlling Interest
The following table summarizes the activity related to investment arrangements with the unaffiliated third parties:

						Distributions (2)		Distributions (2)
		Third Party Net Investment Amount	Non-Controlling Ownership Percentage	Net Real Estate Assets Subject to Investment Arrangement (1)		Three Months Ended June 30,		Six Months Ended June 30,
Property Name (Dollar amounts in thousands)	Investment Date	June 30, 2020	June 30, 2020	June 30, 2020	As of December 31, 2019	2020	2019	2020	2019
Plaza Del Rio Medical Office Campus Portfolio	May 2015	$343	1.9%	$13,913	$14,220	—	—	—	—
UnityPoint Clinic Portfolio	December 2017	$488	5.0%	$8,645	$8,842	$—	$—	$—	$—
_______
(1) One property within the Plaza Del Rio Medical Office Campus Portfolio was pledged to secure the Multi-Property CMBS Loan. See Note 4 - Mortgage Notes Payable for additional information.